Significant Events (Details Narrative) - USD ($)		Oct. 26, 2020	Jul. 31, 2020	Jun. 23, 2020	Apr. 09, 2020	Dec. 31, 2020	Dec. 31, 2019
Number of shares issued			3,555,556	4,352,941
Stock par value	[1]					$ 0.005	$ 0.005
Shares issued price per share			$ 0.45	$ 0.85
Proceeds from issuance of stock			$ 1,390,000	$ 3,328,000
Reverse stock split		Affairs of the British Virgins Islands to effect a 5-for-1 reverse stock split (the “Reverse Split”) of our ordinary shares. As a result of the Reverse Split, every five (5) ordinary shares were automatically combined into one (1) ordinary share. In connection with the Reverse Split, our par value per share was increased from $0.001 to $0.005.
Number of shares issued, shares			$ 1,600,000	$ 3,700,000
Subscription Agreements [Member] | Accredited Investors [Member]
Number of shares issued					2,000,000
Stock par value					$ 0.001
Shares issued price per share					$ 0.40
Proceeds from issuance of stock					$ 800,000

[1]	The number of shares outstanding was adjusted retroactively for all period presented to reflect the 5 to 1 reverse stock split change which was effective on October 29, 2020.